Long-Term Debt (Details Narrative) € in Thousands, $ in Thousands		2 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended					7 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Jan. 02, 2024 USD ($)	Mar. 11, 2024 USD ($)	Feb. 28, 2024 USD ($)	May 14, 2024	Apr. 24, 2024 USD ($)	Jun. 05, 2024 USD ($)	May 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 28, 2024 USD ($)	Jun. 26, 2024 USD ($)	Jun. 25, 2024 USD ($)	Jun. 20, 2024 USD ($)	Jul. 16, 2024 USD ($)	Aug. 23, 2024 USD ($)	Nov. 26, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 22, 2023 USD ($)	Dec. 21, 2023 USD ($)	Dec. 20, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Apr. 30, 2024 USD ($)
Debt Instrument [Line Items]
Repayments of Debt																$ 120,868	$ 780,910	$ 67,029
Restricted Cash and Cash Equivalent																$ 21,047
Debt Instrument, Covenant Compliance																As of December 31, 2025 and 2024 the Company was in compliance with all financial covenants
Line of Credit Facility, Remaining Borrowing Capacity																$ 566,834
Interest Expense, Operating and Nonoperating																99,081	121,015	82,344
Loan interest cost capitalized																$ 24,972	$ 19,077	$ 269
Weighted average interest rate																5.10%	6.50%	6.20%
Covenants [Member]
Debt Instrument [Line Items]
Ratio Of EBITDA To Net Interest Expense																2:1
Net Total Indebtedness to the aggregate Market Value of the Total fleet																0.75:1
Per Vessel [Member] | Covenants [Member]
Debt Instrument [Line Items]
Restricted Cash and Cash Equivalent																$ 500
2024 Bocomm - LNG/C Attalos and 2024 Bocomm - LNG/C Asklipios [Member]
Debt Instrument [Line Items]
Amount of the sale leaseback agreement for the LNG/C Asklipios														$ 162,500
Amount of the sale leaseback agreement for the LNG/C Attalos														$ 162,500
Description of scope														refinancing the then outstanding balance of both vessels of $250,365 under the sale and lease back arrangements that the companies owning the vessels had entered into with CMB Financial Leasing Co., Ltd (“CMBFL”) in 2021
New sale and lease back agreements starting date														August 29, 2024
Duration														7 years
2024 - LNG/C Apostolos Jolco [Member]
Debt Instrument [Line Items]
Description of scope											for the purpose of full repayment of the 2024 - LNG/C Apostolos credit facility
Amount of the sale leaseback agreement											$ 240,000
Amount drawn down													$ 240,000
Duration											8 years
2023 - LNG/C Assos Jolco [Member]
Debt Instrument [Line Items]
Description of scope																			for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the LNG/C Assos (Note 6A)
Amount of the sale leaseback agreement																			$ 240,000
Amount drawn down							$ 240,000
Duration																			8 years
Bonds requirements and terms [Member] | 2022 Bonds- 2021 Bond [Member] |
Debt Instrument [Line Items]
Ratio Of EBITDA To Net Interest Expense																2:1
Net Total Indebtedness to the aggregate Market Value of the Total fleet																0.75:1
Cash Collateral for Borrowed Securities | €																						€ 100,000
Description of deposit to the DSRA account																the Company deposit to the DSRA 50% of any cash disbursements to unitholders (e.g., dividends) exceeding $20,000 per annum, capped at 1/3 of the par value of the 2022 and 2021 Bonds outstanding at the time
Description of the difference detween MVAN and $300,000																if the Company’s Market Value Adjusted Net Assets (“MVAN”) falls below $300,000 then to deposit to the DSRA the difference between the MVAN and the $300,000 (capped to 1/3 of the par value of the 2022 and 2021 Bonds outstanding)
2025 - LCO2 - HMG/Cs Active, Alkimos credit facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																September 30, 2025
Description of Guarantor																The Company is acting as a parent guarantor
Description of scope																partially financing the delivery from the shipyard
Duration																12 years
Maximum borrowing capacity																$ 101,702
2025 - LCO2 - HMG/Cs Active, Alkimos credit facility [Member] | Tranche A drew down 30 December 2025 [Member]
Debt Instrument [Line Items]
Amount drawn down																44,454
2025 - LCO2 - HMG/Cs Active, Alkimos credit facility [Member] | Tranche A drew down 5 January 2026 [Member]
Debt Instrument [Line Items]
Amount drawn down																4,410
2021 CMBFL [Member]
Debt Instrument [Line Items]
Full repayments of debt														$ 250,365
2024- Credit Facility LNG/C Aristidis I [Member]
Debt Instrument [Line Items]
Description of Guarantor											The Company is acting as a parent guarantor
Amount drawn down										$ 155,000
Description of scope											for the full repayment of the then outstanding balance of $99,403 of the 2021 credit facility
Duration											7 years
Maximum borrowing capacity											$ 155,000
2021 Credit Facility [Member]
Debt Instrument [Line Items]
Full repayments of debt											$ 99,403
2024- LNG/C Apostolos Credit facility [member]
Debt Instrument [Line Items]
Amount drawn down								$ 192,000
Description of scope												for the purpose of partially financing the construction of the vessel (Note 6
Full repayments of debt													$ 192,000
Maximum borrowing capacity												$ 192,000
2024- LNG/C Aktoras Credit facility [member]
Debt Instrument [Line Items]
Amount drawn down								$ 240,000
Description of scope							for the purpose of partially financing the construction of the vessel (Note 6)
Duration							7 years
Maximum borrowing capacity							$ 240,000
The 2021 Bocomm Agreement [Member]
Debt Instrument [Line Items]
Ammendment of agreement				amend certain of the terms included in two separate sale and lease back agreements that the companies owning the vessels LNG/C Aristos I and the LNG/C Aristarchos had entered into with Bocomm in 2021. Specifically, effective from May 2024, the Company agreed to reduce the interest paid on the outstanding amount and extended the maturity for both facilities by two years
2024 - LNG/C Axios II credit facility [Member]
Debt Instrument [Line Items]
Amount drawn down	$ 190,000
Description of scope																					for the purpose of partially financing the construction of the vessel (Note 6A). The Company is acting as a parent guarantor
Duration																					7 years
Maximum borrowing capacity																					$ 190,000
Umbrella Seller's Credit [Member]
Debt Instrument [Line Items]
Description of scope																				to finance a portion of the purchase price of the 11 new 174,000 CBM LNG/C vessels under construction
Maximum Borrowing amount																				$ 220,000
Line of Credit Facility, Interest Rate During Period																				7.50%
Maturity date																				June 30, 2027
Unutilised amount							42,164																$ 127,400
Umbrella Seller's Credit [Member] | M/V Long Beach Express [Member]
Debt Instrument [Line Items]
Repayments of Debt			$ 12,789
Umbrella Seller's Credit [Member] | M/V Akadimos [Member]
Debt Instrument [Line Items]
Repayments of Debt		$ 39,973
Umbrella Seller's Credit [Member] | M/V Athenian [Member]
Debt Instrument [Line Items]
Repayments of Debt					$ 39,838
LNG/C Axios II - Umbrella Seller's Credit [Member]
Debt Instrument [Line Items]
Amount used from Umbrella seller's credit	$ 92,600
M/V Athenian, MV Athos, MV Seattle Express, MV Aristomenis, MV Fos Express - Umbrella Sellers Credit [Member]
Debt Instrument [Line Items]
Reduction of capacity of Umbrella's Sellers Credit							$ 85,236
LNG/C Aktoras - Umbrella Seller's Credit [member]
Debt Instrument [Line Items]
Amount used from Umbrella seller's credit						$ 39,900
LNG/C Apostolos - Umbrella Seller's Credit [member]
Debt Instrument [Line Items]
Amount used from Umbrella seller's credit									$ 2,264
M/V Hyundai Premium - Umbrella Sellers Credit [Member]
Debt Instrument [Line Items]
Full repayments of debt															$ 42,164
Credit facilities and financing arrangements [Member]
Debt Instrument [Line Items]
Full repayments of debt																	$ 676,532
Repayments of Debt																$ 120,868	$ 104,378
All Financing Arrangements [Member] | Minimum [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement																110.00%
All Financing Arrangements [Member] | Maximum [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement																120.00%